UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/Lord Balniel               London, England            August 9, 2006
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      63
                                                  -----------------------

Form 13F Information Table Value Total:              $  337,909 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ALLSTATE CORP                 COM       020002101       387           7,072    SH    Shared-Defined     0                      7,072
ALTRIA GROUP INC              COM       02209S103     1,087          14,800    SH    Shared-Defined     0                     14,800
AMERICAN EXPRESS CO           COM       025816109     2,049          38,509    SH    Shared-Defined     0                     38,509
AMERICAN INTL GROUP INC       COM       026874107       472           8,000    SH    Shared-Defined     0                      8,000
AMGEN INC                     COM       031162100       225           3,446    SH    Shared-Defined     0                      3.446
BERKSHIRE HATHAWAY INC DEL    CL B      084670207       213              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     5,247          64,060    SH    Shared-Defined     0                     64,060
BRISTOL MYERS SQUIBB CO       COM       110122108        40           1,532    SH    Shared-Defined     0                      1,532
BRUNSWICK CORP                COM       117043109    64,987       1,954,545    SH    Shared-Defined     0                  1,954,545
CADIZ INC                   COM NEW     127537207     2,055         120,840    SH    Shared-Defined     0                    120,840
CHUBB CORP                    COM       171232101    22,480         450,500    SH    Shared-Defined     0                    450,500
CISCO SYS INC                 COM       17275R102       282          14,430    SH    Shared-Defined     0                     14,430
CITIGROUP INC                 COM       172967101       320           6,625    SH    Shared-Defined     0                      6,625
COCA COLA CO                  COM       191216100       226           5,244    SH    Shared-Defined     0                      5,244
COLGATE PALMOLIVE CO          COM       194162103       307           5,130    SH    Shared-Defined     0                      5,130
DIGITAS INC                   COM       25388K104    13,226       1,138,180    SH    Shared-Defined     0                  1,138,180
DISNEY WALT CO            DISNEY COM    931142103       238           7,920    SH    Shared-Defined     0                      7,920
DOW CHEM CO                   COM       260543103       554          14,200    SH    Shared-Defined     0                     14,200
EL PASO CORP                  COM       283361109    14,600         973,350    SH    Shared-Defined     0                    973,350
EMERSON ELEC CO               COM       291011104    14,449         173,000    SH    Shared-Defined     0                    173,000
EXELON CORP                   COM       30161N101    29,823         524,775    SH    Shared-Defined     0                    524,775
EXXON MOBIL CORP              COM       30231G102     3,668          59,784    SH    Shared-Defined     0                     59,784
GENENTECH INC               COM NEW     368710406     2,454          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     6,886         208,916    SH    Shared-Defined     0                    208,916
GREENHILL & CO INC            COM       395259104     3,513          57,811    SH    Shared-Defined     0                     57,811
HERSHEY CO                    COM       427866108       725          13,170    SH    Shared-Defined     0                     13,170
HOUSTON WIRE & CABLE CO       COM       44244K109     5,871         341,322    SH    Shared-Defined     0                    341,322
HUNTSMAN CORP                 COM       447011107       312          18,000    SH    Shared-Defined     0                     18,000
INTEL CORP                    COM       458140100       329          17,300    SH    Shared-Defined     0                     17,300
ITT INDS INC IND              COM       450911102       545          11,000    SH    Shared-Defined     0                     11,000
JOHNSON & JOHNSON             COM       478160104       988          16,484    SH    Shared-Defined     0                     16,484
KYPHON INC                    COM       501577100    15,162         395,250    SH    Shared-Defined     0                    395,250
LIBERTY MEDIA CORP NEW     COM SER A    530718105       155           1,855    SH    Shared-Defined     0                      1,855
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     3,345         121,250    SH    Shared-Defined     0                    121,250
MARSH & MCLENNAN
    COS INC                   COM       571748102       208           7,740    SH    Shared-Defined     0                      7,740
MEDICSIGHT INC              COM NEW     58470A205       589         133,334    SH    Shared-Defined     0                    133,334
MEDTRONIC INC                 COM       585055106       766          16,335    SH    Shared-Defined     0                     16,335
MERRILL LYNCH & CO            COM       590188108       271           3,900    SH    Shared-Defined     0                      3,900
MICROSOFT CORP                COM       594918104     8,226         353,060    SH    Shared-Defined     0                    353,060
MONSANTO CO NEW               COM       61166W101       295           3,500    SH    Shared-Defined     0                      3,500
MOODYS CORP                   COM       615364105     4,662          85,600    SH    Shared-Defined     0                     85,600
MORGAN STANLEY                COM       617446448    23,523         372,135    SH    Shared-Defined     0                    372,135
NATIONAL OILWELL
    VARCO INC                 COM       637071101     1,822          28,770    SH    Shared-Defined     0                     28,770
NEWMONT MINING CORP           COM       651639106       428           8,090    SH    Shared-Defined     0                      8,090
NUVASIVE INC                  COM       670704105     1,822          99,920    SH    Shared-Defined     0                     99,920
OFFICE DEPOT INC              COM       676220106     5,092         134,000    SH    Shared-Defined     0                    134,000
ORACLE CORP                   COM       68389X105       188          13,000    SH    Shared-Defined     0                     13,000
PEPSICO INC                   COM       713448108       995          16,575    SH    Shared-Defined     0                     16,575
PRECISION CASTPARTS CORP      COM       740189105     3,890          65,100    SH    Shared-Defined     0                     65,100
PROCTER & GAMBLE CO           COM       742718109     3,175          57,110    SH    Shared-Defined     0                     57,110
REVLON INC                    CL A      716525500     3,822       3,033,498    SH    Shared-Defined     0                  3,033,498
REYNOLDS AMERICAN INC         COM       761713106     5,926          51,395    SH    Shared-Defined     0                     51,395
ROCKWELL COLLINS INC          COM       774341101     8,174         146,300    SH    Shared-Defined     0                    146,300
SALESFORCE COM INC            COM       79466L302     4,711         176,710    SH    Shared-Defined     0                    176,710
SARA LEE CORP                 COM       803111103    14,951         933,250    SH    Shared-Defined     0                    933,250
SONUS NETWORKS INC            COM       835916107     4,590         927,172    SH    Shared-Defined     0                    927,172
SOUTH FINL GROUP INC          COM       837841105     2,042          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     1,996         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        80          11,170    SH    Shared-Defined     0                     11,170
SYSCO CORP                    COM       871829107       474          15,500    SH    Shared-Defined     0                     15,500
UNITED TECHNOLOGIES
   CORP                       COM       913017109    17,428         400,110    SH    Shared-Defined     0                    400,110
WACHOVIA CORP                 COM       929903102       206           3,800    SH    Shared-Defined     0                      3,800
WAL MART STORES INC           COM       931142103       337           7,000    SH    Shared-Defined     0                      7,000
